Earnings Per Share	12 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

12. EARNINGS PER SHARE

Basic earnings per share (“EPS”) is computed by dividing net income by the weighted average number of ordinary shares outstanding during the period. Diluted EPS gives effect to all potentially dilutive ordinary shares from instruments such as stock options and warrants.

The following table sets forth the computation of basic and diluted EPS:

	For the years ended June 30,
	2025	2024
Earnings per ordinary share
Net income	1,432,402	1,044,892
Weighted average number of shares outstanding – basic and diluted	16,893,370	16,020,000
Earnings per ordinary share, basic and diluted	0.08	0.07

On January 21, 2025, the Company entered into a share subscription agreement with an independent third party. Pursuant to the agreement, the Company issued and allotted 1,980,000 new ordinary shares. This issuance resulted in an increase in the weighted average number of ordinary shares outstanding by 873,370, bringing the total to 16,893,370 for the year ended June 30, 2025.

There were no adjustments to the numerator for diluted EPS for either period presented. As of June 30, 2025 and 2024, the Company had no potentially dilutive securities outstanding. Therefore, diluted EPS for each period is the same as basic EPS.